Credit Line and Short-Term Bank Loans (Details) - USD ($) $ in Thousands		6 Months Ended
	May 25, 2022	Jun. 30, 2022
Disclosure Of Entity Credit Line And Short Term Bank Loans Abstract
Bank amount	$ 2,000
Interest rate	5.50%	6.68%
Refundable deposit amount	$ 500
Borrowed amount		$ 400